Share Capital and Reserves (Schedule of Stock Options Outstanding and Exercisable) (Details)		12 Months Ended
		Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding		9,251,640	8,187,939	11,823,000
Number Exercisable		7,214,613
0.79 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $	[1]	$ 0.79
Number outstanding		1,287,000
Number Exercisable		1,287,000
Expiry Date		March 18, 2018
0.76 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 0.76
Number outstanding		787,000
Number Exercisable		787,000
Expiry Date		May 23, 2018
2.12 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 2.12
Number outstanding		84,600
Number Exercisable		84,600
Expiry Date		August 1, 2018
0.77 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 0.77
Number outstanding		745,000
Number Exercisable		745,000
Expiry Date		September 12, 2019
0.73 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 0.73
Number outstanding		2,350,000
Number Exercisable		2,350,000
Expiry Date		November 27, 2020
2.14 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 2.14
Number outstanding		110,000
Number Exercisable		110,000
Expiry Date		June 21, 2021
3.16 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 3.16
Number outstanding		507,500
Number Exercisable		507,500
Expiry Date		September 29, 2021
2.24 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 2.24
Number outstanding		325,000
Number Exercisable		325,000
Expiry Date		June 1, 2022
2.12 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 2.12
Number outstanding		2,455,540
Number Exercisable		818,513
Expiry Date		August 1, 2022
2.25 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 2.25
Number outstanding		600,000
Number Exercisable		200,000
Expiry Date		September 12, 2022

[1]	exercised subsequent to December 31, 2017 (Note 19)